INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 555	$ 428	$ 392
Other financing fees	12	4	3
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	4	12	12
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	56	51	39
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 483	$ 361	$ 338